Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Aug. 31, 2024 CNY (¥) shares	Aug. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2023 CNY (¥) shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	¥ 12,517		¥ 13,223
Net of allowance, amounts due from related parties	19,012		13,339
Net of allowance, other receivables, deposits and other assets	549		854
Net of allowance, other non-current assets	141		177
Accounts payable consolidated VIEs without recourse	2,461		3,638
Amounts due to related parties consolidated VIEs without recourse	33,927		188,262
Accrued expenses and other current liabilities consolidated VIEs without recourse	9,513		28,003
Income tax payable consolidated VIEs without recourse	7,301		12,534
Contract liabilities consolidated VIEs without recourse	883		5,640
Refund liabilities consolidated VIEs without recourse	30		164
Operating lease liabilities consolidated VIEs without recourse			1,822
Current liabilities belong to discontinued operations			258,330
Non-current contract liabilities consolidated VIEs without recourse
Deferred tax liabilities consolidated VIEs without recourse
Operating lease liabilities consolidated VIEs without recourse			2,025
Other non-current liabilities consolidated VIEs without recourse			¥ 70,436
Share capital par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.00001
Share capital shares issued (in Shares) | shares	118,669,795	118,669,795	118,669,795
Share capital shares outstanding (in Shares) | shares	118,669,795	118,669,795	118,669,795